Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Taxes Continuing Operations [Abstract]
Provision for Income Taxes

For the years ended December 31,	2022	2021	2020
Current Tax
Canada	1,252	104	(14)
United States	104	—	1
Asia Pacific	262	171	—
Other International	21	1	—
Total Current Tax Expense (Recovery)	1,639	276	(13)
Deferred Tax Expense (Recovery)	642	452	(838)
	2,281	728	(851)
For the year ended December 31, 2022, the Company recorded a current tax expense related to operations in all jurisdictions that Cenovus operates. The increase is due to higher earnings compared to 2021 and the tax deductions available to calculate taxable income and losses available to offset that taxable income.

Disclosure Of Reconciliation Of Accounting Profit From Continuing Operations Multiplied By Applicable Tax Rates Explanatory
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2022	2021	2020
Earnings (Loss) From Operations Before Income Tax	8,731	1,315	(3,230)
Canadian Statutory Rate	23.7%	23.7%	24.0%
Expected Income Tax Expense (Recovery) From Operations	2,069	312	(775)
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	17	3	19
Non-Taxable Capital (Gains) Losses	84	63	(42)
Non-Recognition of Capital (Gains) Losses	84	27	(42)
Adjustments Arising From Prior Year Tax Filings	15	(5)	(8)
U.S. Tax Attribute Limitation	—	217	—
Impact of Rate Changes	—	106	(7)
Other	12	5	4
Total Tax Expense (Recovery) From Operations	2,281	728	(851)
Effective Tax Rate	26.1%	55.4%	26.3%

Disclosure of deferred taxes
The breakdown of deferred income tax liabilities and deferred income tax assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

For the years ended December 31,	2022	2021
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within Twelve Months	55	—
Deferred Income Tax Liabilities to be Settled After More Than Twelve Months	4,460	4,046
	4,515	4,046
Deferred Income Tax Assets
Deferred Income Tax Assets to be Settled Within Twelve Months	(31)	(556)
Deferred Income Tax Assets to be Settled After More Than Twelve Months	(747)	(898)
	(778)	(1,454)
Net Deferred Income Tax Liability	3,737	2,592

Disclosure Of Reconciliation Of Changes In Deferred Tax Liability Asset Explanatory
The movement in deferred income tax liabilities and assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Liabilities	PP&E	Risk Management	Other	Total
As at December 31, 2020	4,124	—	22	4,146
Charged (Credited) to Earnings	(234)	—	75	(159)
Charged (Credited) to Husky Purchase Price Allocation	59	—	—	59
As at December 31, 2021	3,949	—	97	4,046
Charged (Credited) to Earnings	25	11	(53)	(17)
Charged (Credited) to Sunrise Purchase Price Allocation	486	—	—	486
As at December 31, 2022	4,460	11	44	4,515

Deferred Income Tax Assets	Unused Tax Losses	Risk Management	Other	Total
As at December 31, 2020	(659)	(13)	(276)	(948)
Charged (Credited) to Earnings	668	1	(58)	611
Charged (Credited) to Husky Purchase Price Allocation	(656)	1	(466)	(1,121)
Charged (Credited) to Other Comprehensive Income	(8)	—	12	4
As at December 31, 2021	(655)	(11)	(788)	(1,454)
Charged (Credited) to Earnings	490	11	158	659
Charged (Credited) to Sunrise Purchase Price Allocation	—	—	—	—
Charged (Credited) to Other Comprehensive Income	9	—	8	17
As at December 31, 2022	(156)	—	(622)	(778)

Net Deferred Income Tax Liabilities	Total
As at December 31, 2020	3,198
Charged (Credited) to Earnings	452
Charged (Credited) to Husky Purchase Price Allocation	(1,062)
Charged (Credited) to Other Comprehensive Income	4
As at December 31, 2021	2,592
Charged (Credited) to Earnings	642
Charged (Credited) to Sunrise Purchase Price Allocation	486
Charged (Credited) to Other Comprehensive Income	17
As at December 31, 2022	3,737

Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits	The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2022	2021
Canada	8,505	11,167
United States	6,477	5,915
Asia Pacific	457	600
	15,439	17,682